Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (153,094)	$ (420,679)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	527	3,016
Changes in operating assets and liabilities:
Other assets	0	1,544
Accounts receivable	(1,791)	(4,276)
Account receivable-other	16,414
Inventory	(5,579)	(285)
Accounts payable	25,290	(6,267)
Accrued liabilities	(6,327)	968
Net cash used in operating activities	(119,390)	(125,979)
Cash flows from investing activities:
Purchase of fixed assets	0	(1,910)
Net cash used in financing activities	0	(1,910)
Cash flows from financing activities:
Proceeds from the sale of common stock	0	145,000
Proceeds from the sale of preferred stock	5,000	0
Net cash provided by financing activities	5,000	145,000
Net increase in cash and cash equivalents	(114,390)	17,111
Cash and cash equivalents at beginning of period	139,485	37,336
Cash and cash equivalents at end of period	25,095	54,447
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0